SPINOUT OF CLINIC OPERATIONS - Unaudited interim consolidated statements of cash flow (Details) - Spin Out of Clinical Operations to Field Trip H & W - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash used in operating activities	$ (6,232,404)	$ (11,396,279)
Cash used in investing activities	(246,106)	(3,624,895)
Cash provided by financing activities	4,747,183	18,781,431
Net cash inflow (outflow)	$ (1,731,327)	$ 3,760,257